Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments	HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	242,859	—	—	—	—	—	—	—	242,859
Hong Kong Government certificates of indebtedness	44,063	—	—	—	—	—	—	—	44,063
Trading assets	358,864	4,209	1,551	646	349	534	—	—	366,153
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,659	1,002	2,061	1,273	1,041	6,097	10,937	102,993	133,063
Derivatives	234,390	149	176	151	79	287	2,339	169	237,740
Loans and advances to banks	74,341	13,842	5,664	4,899	3,056	2,675	3,293	692	108,462
Loans and advances to customers	150,457	70,926	59,646	36,257	36,897	96,320	186,262	351,634	988,399
– personal	50,268	11,938	8,704	7,160	6,295	21,281	55,491	310,594	471,731
– corporate and commercial	86,383	50,794	41,517	19,824	23,073	54,426	108,282	32,680	416,979
– financial	13,806	8,194	9,425	9,273	7,529	20,613	22,489	8,360	99,689
Reverse repurchase agreements – non-trading	199,154	41,434	20,115	9,474	5,575	12,837	9,803	—	298,392
Financial investments	41,092	75,509	44,525	20,166	17,973	62,079	199,798	106,069	567,211
Assets held for sale[1]	1,279	559	418	246	737	365	904	6,303	10,811
Accrued income and other financial assets	103,776	7,104	4,989	817	715	350	593	1,664	120,008
Financial assets at 31 Dec 2025	1,457,934	214,734	139,145	73,929	66,422	181,544	413,929	569,524	3,117,161
Non-financial assets	—	—	—	—	—	—	—	115,873	115,873
Total assets at 31 Dec 2025	1,457,934	214,734	139,145	73,929	66,422	181,544	413,929	685,397	3,233,034
Off-balance sheet commitments received
Loan and other credit-related commitments	52,535	—	—	—	—	—	—	—	52,535
Financial liabilities
Hong Kong currency notes in circulation	44,063	—	—	—	—	—	—	—	44,063
Deposits by banks	81,954	2,433	972	104	83	6,518	1,653	4,235	97,952
Customer accounts	1,518,208	162,033	62,389	19,424	17,348	5,042	2,249	135	1,786,828
– personal	697,222	110,013	47,005	14,460	12,118	4,128	2,108	—	887,054
– corporate and commercial	623,088	38,493	13,242	3,597	3,146	686	88	134	682,474
– financial	197,898	13,527	2,142	1,367	2,084	228	53	1	217,300
Repurchase agreements – non-trading	180,780	12,964	10,257	619	174	180	—	—	204,974
Trading liabilities	68,054	2,093	1,975	—	—	—	—	—	72,122
Financial liabilities designated at fair value	23,306	12,208	8,709	4,775	5,877	21,508	39,904	42,169	158,456
– debt securities in issue: unsecured	8,380	7,958	7,169	3,608	3,854	18,928	35,405	30,671	115,973
– subordinated liabilities and preferred securities	1	—	—	—	895	892	1,185	6,202	9,175
– other	14,925	4,250	1,540	1,167	1,128	1,688	3,314	5,296	33,308
Derivatives	235,555	97	89	13	39	128	245	1,688	237,854
Debt securities in issue	5,912	4,399	6,892	3,999	4,955	8,039	32,934	32,545	99,675
– covered bonds	—	—	—	—	—	670	1,537	—	2,207
– otherwise secured	507	43	62	58	338	201	691	2,401	4,301
– unsecured	5,405	4,356	6,830	3,941	4,617	7,168	30,706	30,144	93,167
Liabilities of disposal groups held for sale[2]	15,901	404	145	32	98	10	118	1,626	18,334
Accruals and other financial liabilities	110,867	11,030	5,050	1,019	1,037	820	2,230	1,470	133,523
Subordinated liabilities	—	—	—	—	—	2	906	27,498	28,406
Total financial liabilities at 31 Dec 2025	2,284,600	207,661	96,478	29,985	29,611	42,247	80,239	111,366	2,882,187
Non-financial liabilities	—	—	—	—	—	—	—	145,181	145,181
Total liabilities at 31 Dec 2025	2,284,600	207,661	96,478	29,985	29,611	42,247	80,239	256,547	3,027,368
Off-balance sheet commitments given
Loan and other credit-related commitments	948,261	67	20	30	43	10	190	16	948,637
– personal	272,532	—	—	—	—	—	—	—	272,532
– corporate and commercial	516,435	67	20	30	43	10	190	16	516,811
– financial	159,294	—	—	—	—	—	—	—	159,294

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	267,674	—	—	—	—	—	—	—	267,674
Hong Kong Government certificates of indebtedness	42,293	—	—	—	—	—	—	—	42,293
Trading assets	311,277	1,374	679	337	774	401	—	—	314,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	6,329	1,497	1,218	810	1,570	4,010	11,503	88,832	115,769
Derivatives	264,689	401	709	377	164	364	524	1,409	268,637
Loans and advances to banks	69,778	16,300	3,871	4,264	2,922	2,276	2,236	392	102,039
Loans and advances to customers	135,250	69,955	53,557	36,945	38,985	89,061	176,645	330,260	930,658
– personal	45,221	10,236	7,634	6,705	6,197	19,683	53,434	295,588	444,698
– corporate and commercial	78,170	52,618	38,440	22,858	25,292	54,832	102,637	29,102	403,949
– financial	11,859	7,101	7,483	7,382	7,496	14,546	20,574	5,570	82,011
Reverse repurchase agreements – non-trading	179,590	36,552	15,054	3,715	6,659	7,400	3,579	—	252,549
Financial investments	35,780	74,850	50,650	15,907	20,465	54,125	143,870	97,519	493,166
Assets held for sale[1]	2,711	170	215	401	711	513	2,465	19,170	26,356
Accrued income and other financial assets	94,803	6,831	4,127	648	579	498	346	1,504	109,336
Financial assets at 31 Dec 2024	1,410,174	207,930	130,080	63,404	72,829	158,648	341,168	539,086	2,923,319
Non-financial assets	—	—	—	—	—	—	—	93,729	93,729
Total assets at 31 Dec 2024	1,410,174	207,930	130,080	63,404	72,829	158,648	341,168	632,815	3,017,048
Off-balance sheet commitments received
Loan and other credit-related commitments	41,875	—	—	—	—	—	—	—	41,875
Financial liabilities
Hong Kong currency notes in circulation	42,293	—	—	—	—	—	—	—	42,293
Deposits by banks	54,714	1,595	2,227	653	3,924	507	9,919	458	73,997
Customer accounts	1,382,204	168,423	58,928	19,062	17,389	6,482	2,353	114	1,654,955
– personal	640,031	111,341	41,429	13,429	11,109	3,983	1,981	—	823,303
– corporate and commercial	564,693	45,047	14,708	3,991	4,748	1,968	332	106	635,593
– financial	177,480	12,035	2,791	1,642	1,532	531	40	8	196,059
Repurchase agreements – non-trading	168,075	10,340	1,176	450	473	171	—	195	180,880
Trading liabilities	58,069	4,933	2,873	7	100	—	—	—	65,982
Financial liabilities designated at fair value	19,037	8,732	5,890	4,765	5,600	17,013	43,274	34,416	138,727
– debt securities in issue: unsecured	8,431	4,148	3,557	2,885	4,362	14,660	38,259	22,866	99,168
– subordinated liabilities and preferred securities	—	—	—	1,011	—	886	1,871	5,548	9,316
– other	10,606	4,584	2,333	869	1,238	1,467	3,144	6,002	30,243
Derivatives	262,928	2	6	3	1	43	192	1,273	264,448
Debt securities in issue	5,761	10,915	10,330	7,332	7,239	14,724	22,311	27,173	105,785
– covered bonds	—	—	—	—	—	—	1,253	—	1,253
– otherwise secured	511	47	67	64	61	664	520	2,236	4,170
– unsecured	5,250	10,868	10,263	7,268	7,178	14,060	20,538	24,937	100,362
Liabilities of disposal groups held for sale[2]	5,356	223	42	2	107	—	—	1,448	7,178
Accruals and other financial liabilities	99,424	11,827	5,415	1,013	1,241	902	1,489	738	122,049
Subordinated liabilities	—	—	1,719	16	—	—	861	23,362	25,958
Total financial liabilities at 31 Dec 2024	2,097,861	216,990	88,606	33,303	36,074	39,842	80,399	89,177	2,682,252
Non-financial liabilities	—	—	—	—	—	—	—	142,523	142,523
Total liabilities at 31 Dec 2024	2,097,861	216,990	88,606	33,303	36,074	39,842	80,399	231,700	2,824,775
Off-balance sheet commitments given
Loan and other credit-related commitments	861,181	74	12	85	49	6	57	114	861,578
– personal	253,522	—	—	—	—	—	—	—	253,522
– corporate and commercial	460,762	74	12	85	49	6	57	114	461,159
– financial	146,897	—	—	—	—	—	—	—	146,897
1Unallocated impairment losses in relation to disposal groups of $0.09bn (2024: $0.03bn) and non-financial assets of $0.26bn (2024: $0.92bn) that are presented within assets held for sale on the balance sheet have been included within non-financial assets in the table above.
2A total of $5.00bn (2024: $21.83bn) of non-financial liabilities that are presented within liabilities of disposal groups held for sale on the balance sheet have been included within non-financial liabilities in the table above.
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	5,079	—	—	—	—	—	—	—	5,079
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	4,863	31,702	30,652	67,217
Derivatives	1,371	26	10	—	—	114	118	303	1,942
Loans and advances to HSBC undertakings	6,250	—	1,760	—	—	2,049	7,331	23,110	40,500
Trading assets	—	—	—	—	—	—	—	—	—
Financial investments	11,736	3,734	—	—	—	—	—	—	15,470
Accrued income and other financial assets	1,864	803	404	209	5	—	—	—	3,285
Total financial assets at 31 Dec 2025	26,300	4,563	2,174	209	5	7,026	39,151	54,065	133,493
Non-financial assets	—	—	—	—	—	—	—	159,527	159,527
Total assets at 31 Dec 2025	26,300	4,563	2,174	209	5	7,026	39,151	213,592	293,020
Financial liabilities
Amounts owed to HSBC undertakings	—	89	—	—	—	—	—	—	89
Financial liabilities designated at fair value	—	1,760	—	—	895	8,750	15,138	26,364	52,907
– debt securities in issue	—	1,760	—	—	—	7,858	13,953	21,117	44,688
– subordinated liabilities and preferred securities	—	—	—	—	895	892	1,185	5,247	8,219
Derivatives	1,299	1	86	3	22	175	519	1,346	3,451
Debt securities in issue	—	—	1,535	408	—	2,711	33,550	30,820	69,024
Accruals and other financial liabilities	294	1,109	676	140	34	—	—	21	2,274
Subordinated liabilities	—	—	—	—	—	—	901	25,213	26,114
Total financial liabilities at 31 Dec 2025	1,593	2,959	2,297	551	951	11,636	50,108	83,764	153,859
Non-financial liabilities	—	—	—	—	—	—	—	12	12
Total liabilities at 31 Dec 2025	1,593	2,959	2,297	551	951	11,636	50,108	83,776	153,871

Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,548	—	—	—	—	—	—	—	2,548
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	5,835	31,547	23,904	61,286
Derivatives	2,339	—	24	—	—	243	162	286	3,054
Loans and advances to HSBC undertakings	8,500	—	120	—	13	1,640	6,739	20,665	37,677
Trading assets	709	—	—	—	—	—	—	—	709
Financial investments	6,141	4,187	—	—	—	—	—	—	10,328
Accrued income and other financial assets	2,719	856	292	203	11	—	—	—	4,081
Total financial assets at 31 Dec 2024	22,956	5,043	436	203	24	7,718	38,448	44,855	119,683
Non-financial assets	—	—	—	—	—	—	—	154,574	154,574
Total assets at 31 Dec 2024	22,956	5,043	436	203	24	7,718	38,448	199,429	274,257
Financial liabilities
Amounts owed to HSBC undertakings	—	231	—	—	—	—	—	—	231
Financial liabilities designated at fair value	—	—	—	1,012	—	3,641	16,907	20,022	41,582
– debt securities in issue	—	—	—	—	—	2,755	15,036	15,476	33,267
– subordinated liabilities and preferred securities	—	—	—	1,012	—	886	1,871	4,546	8,315
Derivatives	1,502	89	144	44	45	209	794	2,513	5,340
Debt securities in issue	—	—	—	—	—	14,897	24,395	25,028	64,320
Accruals and other financial liabilities	351	1,713	831	129	31	—	—	20	3,075
Subordinated liabilities	—	—	1,541	—	—	—	836	21,171	23,548
Total financial liabilities at 31 Dec 2024	1,853	2,033	2,516	1,185	76	18,747	42,932	68,754	138,096
Non-financial liabilities	—	—	—	—	—	—	—	22	22
Total liabilities at 31 Dec 2024	1,853	2,033	2,516	1,185	76	18,747	42,932	68,776	138,118

Disclosure of cash flows payable under financial liabilities by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	81,989	2,617	1,582	9,192	4,334	99,714
Customer accounts	1,518,669	164,800	100,734	8,079	135	1,792,417
Repurchase agreements – non-trading	180,768	13,771	11,169	180	—	205,888
Trading liabilities	72,122	—	—	—	—	72,122
Financial liabilities designated at fair value	23,595	12,871	21,954	72,552	52,326	183,298
Derivatives	235,317	246	395	1,870	2,885	240,713
Debt securities in issue	5,928	5,312	18,421	51,297	38,047	119,005
Subordinated liabilities	39	368	1,424	8,085	38,878	48,794
Other financial liabilities[1]	153,469	8,753	5,312	2,881	1,838	172,253
	2,271,896	208,738	160,991	154,136	138,443	2,934,204
Loan and other credit-related commitments	948,277	66	94	200	—	948,637
Financial guarantees[2]	17,476	—	—	—	—	17,476
At 31 Dec 2025	3,237,649	208,804	161,085	154,336	138,443	3,900,317
Proportion of cash flows payable in period	83%	5%	4%	4%	4%

Deposits by banks	54,819	1,759	7,381	11,242	511	75,712
Customer accounts	1,382,666	171,917	97,667	10,089	113	1,662,452
Repurchase agreements – non-trading	168,633	10,425	2,195	188	196	181,637
Trading liabilities	65,982	—	—	—	—	65,982
Financial liabilities designated at fair value	19,139	9,042	18,462	70,587	45,767	162,997
Derivatives	262,014	531	1,008	2,034	2,765	268,352
Debt securities in issue	5,780	11,309	27,103	45,725	32,129	122,046
Subordinated liabilities	39	120	2,959	7,373	35,512	46,003
Other financial liabilities[1]	138,319	9,754	5,421	2,206	608	156,308
	2,097,391	214,857	162,196	149,444	117,601	2,741,489
Loan and other credit-related commitments	861,193	78	146	63	98	861,578
Financial guarantees[2]	16,998	—	—	—	—	16,998
At 31 Dec 2024	2,975,582	214,935	162,342	149,507	117,699	3,620,065
Proportion of cash flows payable in period	83%	6%	4%	4%	3%
1Excludes financial liabilities of disposal groups.
2Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	89	—	—	—	89
Financial liabilities designated at fair value	23	2,230	2,786	30,944	32,214	68,197
Derivatives	796	47	608	857	1,614	3,922
Debt securities in issue	—	796	4,080	45,834	36,373	87,083
Subordinated liabilities	—	353	1,336	7,508	35,087	44,284
Other financial liabilities	274	40	—	—	21	335
At 31 Dec 2025	1,093	3,555	8,810	85,143	105,309	203,910

Amounts owed to HSBC undertakings	—	231	—	—	—	231
Financial liabilities designated at fair value	2	133	2,254	26,335	26,788	55,512
Derivatives	669	202	1,344	2,591	1,658	6,464
Debt securities in issue	—	254	1,697	47,771	29,706	79,428
Subordinated liabilities	—	105	2,627	6,794	31,773	41,299
Other financial liabilities	351	1,735	991	—	20	3,097
At 31 Dec 2024	1,022	2,660	8,913	83,491	89,945	186,031

Disclosure of cash flows payable under derivative financial liabilities by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	81,989	2,617	1,582	9,192	4,334	99,714
Customer accounts	1,518,669	164,800	100,734	8,079	135	1,792,417
Repurchase agreements – non-trading	180,768	13,771	11,169	180	—	205,888
Trading liabilities	72,122	—	—	—	—	72,122
Financial liabilities designated at fair value	23,595	12,871	21,954	72,552	52,326	183,298
Derivatives	235,317	246	395	1,870	2,885	240,713
Debt securities in issue	5,928	5,312	18,421	51,297	38,047	119,005
Subordinated liabilities	39	368	1,424	8,085	38,878	48,794
Other financial liabilities[1]	153,469	8,753	5,312	2,881	1,838	172,253
	2,271,896	208,738	160,991	154,136	138,443	2,934,204
Loan and other credit-related commitments	948,277	66	94	200	—	948,637
Financial guarantees[2]	17,476	—	—	—	—	17,476
At 31 Dec 2025	3,237,649	208,804	161,085	154,336	138,443	3,900,317
Proportion of cash flows payable in period	83%	5%	4%	4%	4%

Deposits by banks	54,819	1,759	7,381	11,242	511	75,712
Customer accounts	1,382,666	171,917	97,667	10,089	113	1,662,452
Repurchase agreements – non-trading	168,633	10,425	2,195	188	196	181,637
Trading liabilities	65,982	—	—	—	—	65,982
Financial liabilities designated at fair value	19,139	9,042	18,462	70,587	45,767	162,997
Derivatives	262,014	531	1,008	2,034	2,765	268,352
Debt securities in issue	5,780	11,309	27,103	45,725	32,129	122,046
Subordinated liabilities	39	120	2,959	7,373	35,512	46,003
Other financial liabilities[1]	138,319	9,754	5,421	2,206	608	156,308
	2,097,391	214,857	162,196	149,444	117,601	2,741,489
Loan and other credit-related commitments	861,193	78	146	63	98	861,578
Financial guarantees[2]	16,998	—	—	—	—	16,998
At 31 Dec 2024	2,975,582	214,935	162,342	149,507	117,699	3,620,065
Proportion of cash flows payable in period	83%	6%	4%	4%	3%
1Excludes financial liabilities of disposal groups.
2Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	89	—	—	—	89
Financial liabilities designated at fair value	23	2,230	2,786	30,944	32,214	68,197
Derivatives	796	47	608	857	1,614	3,922
Debt securities in issue	—	796	4,080	45,834	36,373	87,083
Subordinated liabilities	—	353	1,336	7,508	35,087	44,284
Other financial liabilities	274	40	—	—	21	335
At 31 Dec 2025	1,093	3,555	8,810	85,143	105,309	203,910

Amounts owed to HSBC undertakings	—	231	—	—	—	231
Financial liabilities designated at fair value	2	133	2,254	26,335	26,788	55,512
Derivatives	669	202	1,344	2,591	1,658	6,464
Debt securities in issue	—	254	1,697	47,771	29,706	79,428
Subordinated liabilities	—	105	2,627	6,794	31,773	41,299
Other financial liabilities	351	1,735	991	—	20	3,097
At 31 Dec 2024	1,022	2,660	8,913	83,491	89,945	186,031